Derivatives and Fair Value Measurements - Notional Amounts under Swaps Contracts (Detail)	Dec. 31, 2014 MMBTU	Dec. 31, 2013 MMBTU
Offsetting [Abstract]
Contract notional amounts	5,105,000	13,571,000